Provision for legal and administrative proceedings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,410,299	R$ 1,112,156	R$ 960,881
Additions, net of reversals	276,811	323,018	247,227
Payments	(318,796)	(343,440)	(242,597)
Inflation adjustment	195,979	318,568	146,645
Ending balance	1,564,293	1,410,299	1,112,156
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	498,180	392,976	309,019
Additions, net of reversals	109,424	149,419	130,164
Payments	(128,152)	(206,297)	(133,649)
Inflation adjustment	81,747	162,086	87,442
Ending balance	561,199	498,180	392,976
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	212,929	214,450	192,132
Additions, net of reversals	74,430	77,225	79,613
Payments	(114,624)	(121,585)	(84,165)
Inflation adjustment	36,363	42,839	26,870
Ending balance	209,098	212,929	214,450
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	666,209	473,390	429,951
Additions, net of reversals	91,507	92,645	35,978
Payments	(74,617)	(11,671)	(21,192)
Inflation adjustment	76,485	111,844	28,653
Ending balance	759,584	666,209	473,390
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	32,981	31,340	29,779
Additions, net of reversals	1,450	3,729	1,472
Payments	(1,403)	(3,887)	(3,591)
Inflation adjustment	1,384	1,799	3,680
Ending balance	R$ 34,412	R$ 32,981	R$ 31,340